Loans Due from Third Parties (Details) - USD ($)		Dec. 31, 2020	Jun. 30, 2020
Total loans due from third parties		$ 2,785,636	$ 2,222,191
Sichuan Senmiao Ronglian Technology Co, Ltd. [Member]
Total loans due from third parties	[1]	1,560,258	2,222,191
Shenzhen Qianhai Leshi Health Management Co., Ltd. [Member]
Total loans due from third parties	[2]	$ 1,225,378

[1]	The Company purchased short-term investments of $1,148,930 in April 2019, and acquired short-term investments of $1,177,653 from the acquisition of 39Pu, both of which were investments in Senmiao Ronglian which was a variable interest entity of Senmiao Technology Ltd, a US listed company which used to operate a peer-to-peer marketplace before October 2019. In October 2019, Senmiao Ronglian disposed of the peer-to-peer marketplace, and the Company's short-term investments became a loan due from Sichuan Ronglian as of December 31, 2019
[2]	In December 2020, the Company entered into a loan agreement with Shenzhen Qianhai to provide a loan of $1,225,378 to the third party. The loan matured in June 2021 with an interest rate of 1.495% per annum. The loan was made for the purpose of making use of idle cash.